Business segment information - Depreciation and amortisation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Orthopaedics
Disclosure of operating segments [line items]
Depreciation and amortisation	$ 227	$ 213	$ 194
Sports Medicine & ENT
Disclosure of operating segments [line items]
Depreciation and amortisation	105	98	97
Advanced Wound Management
Disclosure of operating segments [line items]
Depreciation and amortisation	$ 69	$ 62	$ 56